Note 1 - Going Concern	12 Months Ended
Dec. 31, 2012
Liquidity Disclosure [Policy Text Block]
 (1)           Going Concern

As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $6,401,494 and $10,238,797 during the years ended December 31, 2012 and 2011, respectively, and the net cash used by operating activities was $4,290,121 and $8,831,699, respectively.  As of December 31, 2012, the Company had a net working capital deficit of $2,413,536, an accumulated deficit of $70,910,322 and cash and cash equivalents of $70,325.  The operating losses and net working capital deficit create an uncertainty about the Company’s ability to continue as a going concern.

The continuation of the Company’s business is dependent upon raising additional capital.  The Company has been working with select accredited investors to raise capital through issuing senior secured convertible promissory notes as discussed in Note (17).  The Company received subscriptions for an aggregate $430,000 through December 31, 2012.  Subsequent to year-end, the Company received subscriptions for an additional $1,570,000 in senior secured convertible promissory notes.  The Company issued the aggregate $2,000,000 of senior secured convertible promissory notes on March 8, 2013.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the senior secured convertible promissory notes.  Management’s plans are to obtain additional capital in 2013 through the issuance of common stock and/or other equities and has engaged an investment bank to assist with this capital raise.

 Additionally, the Company may raise additional capital through the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt, an investment by a strategic partner in a specific clinical indication or market opportunity, or by selling all or a portion of the Company's assets.  If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code.   These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders.  Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern.  The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.